Insurance Contracts and Private Pension - Summary of Claims Development (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reinsurance Transactions [Line Items]
(-) IBNER	R$ 361	R$ 316
Claims development [member]
Disclosure of Reinsurance Transactions [Line Items]
Provision for unsettled claims (PSL)	585
(-) IBNER	214
(-) Reinsurance	19
Retrocession and other estimates	0
Liability claims presented in the development table (a + b)	352
Administratives claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,401	1,231	R$ 1,121	R$ 954	R$ 934
Accumulated payments through base date	1,300	1,226	1,123	999	958
Accumulated payments through base date to current date	5,606
Liabilities recognized in the balance sheet	101	11	10	13	11
Accumulated liabilities recognized in the balance sheet	146
Liabilities in relation to prior periods	54
Total administratives claims	200
Administratives claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		1,237	1,133	1,012	977
Administratives claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			1,133	1,015	975
Administratives claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				1,012	973
Administratives claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					969
Administratives claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	1,401	1,237	1,133	1,012	969
Judicial claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	12	12	20	16	28
Accumulated payments through base date	4	10	30	43	55
Accumulated payments through base date to current date	142
Liabilities recognized in the balance sheet	8	13	13	11	9
Accumulated liabilities recognized in the balance sheet	54
Liabilities in relation to prior periods	98
Total administratives claims	152
Judicial claims [member] | Net Reinsurance [Member] | Up to one year [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		23	36	33	40
Judicial claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			43	47	51
Judicial claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				54	60
Judicial claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					64
Judicial claims [member] | Net Reinsurance [Member] | Over 5 years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	R$ 12	R$ 23	R$ 43	R$ 54	R$ 64